Note 6 - Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2012
Payables and Accruals [Abstract]
Accrued Expenses
	September 30,	December 31,
	2012	2011
Customer Deposits	$13,500	$13,500
Accrued Payroll, Officers	51,160	60,357
Accrued Payroll and Payroll Taxes	136,738	135,234
Accrued Interest	4,252	92
	$205,650	$209,183